Summary of Significant Accounting Policies (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies (Textuals)
Credit facility drawn down	15
TMAC [Member]
Summary of Significant Accounting Policies (Textuals)
Ownership/Economic interest in subsidiaries	70.40%
VIE ownership interest percent	49.90%